Supplement dated June 30, 2020
to the Prospectus (as supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Acorn Trust
Columbia Acorn Emerging Markets Fund	5/1/2020
Columbia Acorn European Fund	5/1/2020
Columbia Acorn Fund	5/1/2020
Columbia Acorn International	5/1/2020
Columbia Acorn International Select	5/1/2020
Columbia Acorn Select	5/1/2020
Columbia Acorn USA	5/1/2020
Columbia Thermostat Fund	5/1/2020
Columbia Funds Series Trust
Columbia California Intermediate Municipal Bond Fund	9/1/2019
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2020
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2020
Columbia Georgia Intermediate Municipal Bond Fund	9/1/2019
Columbia Global Strategic Equity Fund	6/1/2020
Columbia Maryland Intermediate Municipal Bond Fund	9/1/2019
Columbia North Carolina Intermediate Municipal Bond Fund	9/1/2019
Columbia Short Term Bond Fund	8/1/2019
Columbia Short Term Municipal Bond Fund	9/1/2019
Columbia South Carolina Intermediate Municipal Bond Fund	9/1/2019
Columbia Virginia Intermediate Municipal Bond Fund	9/1/2019
Columbia Funds Series Trust I
Columbia Adaptive Retirement 2020 Fund	8/1/2019
Columbia Adaptive Retirement 2025 Fund	8/1/2019
Columbia Adaptive Retirement 2030 Fund	8/1/2019
Columbia Adaptive Retirement 2035 Fund	8/1/2019
Columbia Adaptive Retirement 2040 Fund	8/1/2019
Columbia Adaptive Retirement 2045 Fund	8/1/2019
Columbia Adaptive Retirement 2050 Fund	8/1/2019
Columbia Adaptive Retirement 2055 Fund	8/1/2019
Columbia Adaptive Retirement 2060 Fund	8/1/2019
Columbia Adaptive Risk Allocation Fund	10/1/2019
Columbia Balanced Fund	1/1/2020
Columbia Bond Fund	9/1/2019
Columbia Connecticut Intermediate Municipal Bond Fund	3/1/2020
Columbia Contrarian Core Fund	1/1/2020
Columbia Corporate Income Fund	9/1/2019
Columbia Disciplined Small Core Fund	1/1/2020
Columbia Dividend Income Fund	10/1/2019
Columbia Emerging Markets Fund	1/1/2020
Columbia Global Dividend Opportunity Fund	1/1/2020
Columbia Global Energy and Natural Resources Fund	1/1/2020
Columbia Global Technology Growth Fund	1/1/2020
Columbia Greater China Fund	1/1/2020
Columbia High Yield Municipal Fund	10/1/2019
Columbia Intermediate Municipal Bond Fund	3/1/2020
Columbia Large Cap Growth Fund (Classes A, Adv, C, Inst, Inst2, Inst3, R & V)	12/1/2019
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Fund	Prospectus Dated
Columbia Massachusetts Intermediate Municipal Bond Fund	3/1/2020
Columbia Mid Cap Growth Fund	1/1/2020
Columbia Multi Strategy Alternatives Fund	10/1/2019
Columbia Multi-Asset Income Fund	9/1/2019
Columbia New York Intermediate Municipal Bond Fund	3/1/2020
Columbia Oregon Intermediate Municipal Bond Fund	12/1/2019
Columbia Pacific/Asia Fund	8/1/2019
Columbia Real Estate Equity Fund	5/1/2020
Columbia Select Large Cap Growth Fund	8/1/2019
Columbia Small Cap Growth Fund I	1/1/2020
Columbia Small Cap Value Fund I	9/1/2019
Columbia Strategic California Municipal Income Fund	3/1/2020
Columbia Strategic Income Fund	1/1/2020
Columbia Strategic New York Municipal Income Fund	3/1/2020
Columbia Tax-Exempt Fund	12/1/2019
Columbia Total Return Bond Fund	9/1/2019
Columbia U.S. Social Bond Fund	12/1/2019
Columbia U.S. Treasury Index Fund	9/1/2019
Columbia Ultra Short Term Bond Fund	12/1/2019
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	6/1/2020
Columbia Capital Allocation Conservative Portfolio	6/1/2020
Columbia Capital Allocation Moderate Portfolio	6/1/2020
Columbia Commodity Strategy Fund	10/1/2019
Columbia Contrarian Asia Pacific Fund	3/1/2020
Columbia Contrarian Europe Fund	3/1/2020
Columbia Disciplined Core Fund	12/1/2019
Columbia Disciplined Growth Fund	12/1/2019
Columbia Disciplined Value Fund	12/1/2019
Columbia Dividend Opportunity Fund	10/1/2019
Columbia Emerging Markets Bond Fund	1/1/2020
Columbia Flexible Capital Income Fund	10/1/2019
Columbia Floating Rate Fund	12/1/2019
Columbia Global Infrastructure Fund	9/1/2019
Columbia Global Opportunities Fund	12/1/2019
Columbia Government Money Market Fund	12/1/2019
Columbia High Yield Bond Fund	10/1/2019
Columbia Income Builder Fund	6/1/2020
Columbia Income Opportunities Fund	12/1/2019
Columbia Large Cap Value Fund	10/1/2019
Columbia Limited Duration Credit Fund	12/1/2019
Columbia Minnesota Tax-Exempt Fund	12/1/2019
Columbia Mortgage Opportunities Fund	10/1/2019
Columbia Quality Income Fund	10/1/2019
Columbia Select Global Equity Fund	3/1/2020
Columbia Select Large Cap Value Fund	10/1/2019
Columbia Select Small Cap Value Fund	10/1/2019
Columbia Seligman Communications & Information Fund	10/1/2019
Columbia Seligman Global Technology Fund	3/1/2020

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Fund	Prospectus Dated
Columbia Small/Mid Cap Value Fund	10/1/2019
Columbia Strategic Municipal Income Fund	12/1/2019
Effective immediately, the first paragraph under the heading "Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges" of each Fund's Prospectus is hereby superseded and replaced with the following:
As noted in the Choosing a Share Class section of the prospectus, the sales charge reductions and waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. This Appendix A describes financial intermediary-specific reductions and/or waiver policies applicable to Fund shares purchased and held through the particular financial intermediary. A reduction and/or waiver that is specific to a particular financial intermediary is not available to Direct-at-Fund Accounts and does not apply in any case to non-omnibus positions wherever held. These reductions and/or waivers may apply to purchases, sales, and exchanges of Fund shares. A shareholder transacting in Fund shares through a financial intermediary identified below should carefully read the terms and conditions of the reductions and/or waivers. Please consult your financial intermediary with respect to any sales charge reduction/waiver described below.
Effective immediately, the information in the section "Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges" of each Fund's Prospectus with respect to Janney Montgomery Scott LLC is hereby superseded and replaced with the following:
Janney Montgomery Scott LLC (Janney)
The following information has been provided by Janney:
Effective May 1, 2020, if you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI. A reduction and/or waiver that is specific to Janney does not apply to non-omnibus positions.
Front-end sales charge* waivers on Class A shares available at Janney
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other Columbia Fund).
■	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■	Shares purchased from the proceeds of redemptions from another Columbia Fund, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■	Shares acquired through a right of reinstatement.
■	Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and C shares available at Janney
■	Shares sold upon the death or disability of the shareholder.
■	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.
■	Shares purchased in connection with a return of excess contributions from an IRA account.
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■	Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■	Shares acquired through a right of reinstatement.
■	Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■	Breakpoints as described in the Fund’s prospectus.

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■	Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Janney. Eligible Columbia Fund assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■	Letters of intent which allow for breakpoint discounts based on anticipated purchases within the Columbia Funds, over a 13-month time period. Eligible Columbia Fund assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
* Also referred to as an “initial sales charge.”
Effective immediately, the following is hereby added to the section "Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges" of each Fund’s Prospectus:
Robert W. Baird & Co. Incorporated (Baird)
The following information has been provided by Baird:
Effective June 30, 2020, shareholders purchasing Columbia Fund shares through a Baird platform or account that maintains an omnibus position with the Fund will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI. A reduction and/or waiver that is specific to Baird will not apply to non-omnibus positions.
Front-end Sales Charge Waivers on Class A Shares Available at Baird:
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Columbia Fund
■	Share purchases by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird
■	Shares purchased with the proceeds of redemptions from another Columbia Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
■	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares of the same Columbia Fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
■	Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
CDSC Waivers on Class A and Class C Shares Available at Baird:
■	Shares sold due to death or disability of the shareholder
■	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
■	Shares purchased due to returns of excess contributions from an IRA account
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations
■	Shares sold to pay Baird fees but only if the transaction is initiated by Baird
■	Shares acquired through a right of reinstatement
Front-end Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations:
■	Breakpoints as described in this prospectus
■	Rights of accumulations which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Baird. Eligible Columbia Fund assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
■	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Columbia Funds through Baird, over a 13-month period of time

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Stifel Financial Corp. (Stifel)
The following information has been provided by Stifel:
Effective June 30, 2020, Class C shares of Columbia Funds that were purchased through a Stifel platform or account that maintains an omnibus position with the Fund that are no longer subject to a CDSC are exchanged to Class A shares of the same Columbia Fund pursuant to Stifel’s policies and procedures. This does not apply to non-omnibus positions.
The rest of Appendix A remains the same.
Shareholders should retain this Supplement for future reference.
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